Expense Example, No Redemption - Eaton Vance Focused Opportunities Funds	Feb. 28, 2026 USD ($)
Eaton Vance Focused Growth Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 626
Expense Example, No Redemption, 3 Years	860
Expense Example, No Redemption, 5 Years	1,111
Expense Example, No Redemption, 10 Years	1,831
Eaton Vance Focused Growth Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	586
Expense Example, No Redemption, 5 Years	1,014
Expense Example, No Redemption, 10 Years	2,004
Eaton Vance Focused Growth Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	275
Expense Example, No Redemption, 5 Years	484
Expense Example, No Redemption, 10 Years	1,088
Eaton Vance Focused Value Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	621
Expense Example, No Redemption, 3 Years	840
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	1,755
Eaton Vance Focused Value Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	565
Expense Example, No Redemption, 5 Years	978
Expense Example, No Redemption, 10 Years	1,934
Eaton Vance Focused Value Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	254
Expense Example, No Redemption, 5 Years	447
Expense Example, No Redemption, 10 Years	$ 1,006